Accounting for Warrant Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding	11,221,954	15,566,667	15,566,667
Costs to operations (in Dollars)		$ 800,000
Contingent redeemable warrants	4,344,714
Ordinary shares exercise	26,068,281
Public Warrants [Member]
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding	5,655,286	10,000,000	10,000,000
Private Placement Warrants [Member]
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding	5,566,667	5,566,667	5,566,667